United States
Securities and Exchange Commission
Washington, D.D. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2010
Check here if amendment [ ]; Amendment Number
This Amendment (Check only one.) [ ] is a restatement
                                 [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:    Meridian Management Company
Address: 11300 Cantrell Rd., Suite 200
         Little Rock, AR 72212

13F File Number 28-1491

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and table, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Diana Hinojosa
Title:  Vice President
Phone:  (501)663-7055
Signature, Place, and Date of Signing:

	Diana Hinojosa	Little Rock, Arkansas January 24, 2011
Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT
[   ]	13F NOTICE
[   ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1/100 Berkshire Htwy CLA 100 s COM              084099175      241      200 SH       Sole                      200
3M Company                     COM              88579y101     1410    16344 SH       Sole                    16344
AT&T Inc.                      COM              00206r102      416    14170 SH       Sole                    14170
Abbott Labs                    COM              002824100     1200    25055 SH       Sole                    25055
American Express Co            COM              025816109     1388    32330 SH       Sole                    32330
Amgen Inc                      COM              031162100     1041    18965 SH       Sole                    18965
Anadarko Pete Corp             COM              032511107      426     5600 SH       Sole                     5600
Apple Computer Inc             COM              037833100     1126     3492 SH       Sole                     3492
Baker Hughes Inc               COM              057224107     1346    23547 SH       Sole                    23547
Bristol Myers Squibb           COM              110122108      289    10925 SH       Sole                    10925
CSX Corp                       COM              126408103      388     6000 SH       Sole                     6000
CVS/Caremark Corp              COM              126650100     1205    34647 SH       Sole                    34647
Cisco Systems Inc              COM              17275r102     1628    80466 SH       Sole                    80466
Citigroup Inc.                 COM              172967101      235    49674 SH       Sole                    49674
Coca Cola Co                   COM              191216100      977    14850 SH       Sole                    14850
Corning Inc                    COM              219350105     1800    93166 SH       Sole                    93166
EMC Corp.                      COM              268648102     2134    93193 SH       Sole                    93193
Emerson Elec Co                COM              291011104     1391    24325 SH       Sole                    24325
Expeditors Intl Wash           COM              302130109     2175    39840 SH       Sole                    39840
Exxon Mobil Corp               COM              302290101     2877    39340 SH       Sole                    39340
Fluor Corp                     COM              343412102     1448    21850 SH       Sole                    21850
General Electric Co.           COM              369604103     1619    88527 SH       Sole                    88527
International Business Machine COM              459200101     3067    20900 SH       Sole                    20900
L3 Communications              COM              502424104     1088    15435 SH       Sole                    15435
Lowes Cos Inc                  COM              548661107     1547    61674 SH       Sole                    61674
Microsoft Corp                 COM              594918104     1491    53437 SH       Sole                    53437
Monsanto Co                    COM              61166w101     1208    17342 SH       Sole                    17342
Oceaneering Intl               COM              675232102      295     4000 SH       Sole                     4000
Oracle Corp                    COM              68389X105     2222    71004 SH       Sole                    71004
Pepsico Inc                    COM              713448108     1328    20333 SH       Sole                    20333
Pfizer Inc                     COM              717081103      873    49859 SH       Sole                    49859
Pitney Bowes Inc               COM              724479100      403    16666 SH       Sole                    16666
Schlumberger Ltd               COM              806857108     1665    19940 SH       Sole                    19940
Scotts Companies               COM              810186106     1646    32425 SH       Sole                    32425
Southwestern Energy            COM              845467109     1198    32005 SH       Sole                    32005
Stryker Corp                   COM              863667101     1168    21750 SH       Sole                    21750
Tellabs Inc                    COM              879664100      137    20250 SH       Sole                    20250
Transocean Sedco Forex         COM              8817h1009     1462    21028 SH       Sole                    21028
United Parcel Service          COM              911312106     1176    16200 SH       Sole                    16200
United Technologies            COM              913017109     2562    32549 SH       Sole                    32549
Visa Inc.                      COM              92826c839     1269    18030 SH       Sole                    18030
Wal Mart Stores Inc            COM              931142103     3435    63697 SH       Sole                    63697
Wal-Mart de Mexico Non-Par Ord COM              p98180105       43    15032 SH       Sole                    15032
Windstream Corp                COM              9738w1041      219    15714 SH       Sole                    15714
Zimmer Holdings, Inc.          COM              98956p102     1126    20985 SH       Sole                    20985
Schwab Strategic TR US Sml Cap IDX              808524607     3804   110912 SH       Sole                   110912
VANGUARD INDEX FDS MID CAP ETF IDX              922908629     1532    20573 SH       Sole                    20573
Vanguard Emerging Mkts         IDX              922042858     6939   144122 SH       Sole                   144122
Vanguard Growth ETF            IDX              922908736      236     3850 SH       Sole                     3850
Vanguard Tax-Managed Europe PA IDX              921943858     3985   110239 SH       Sole                   110239
iShares Russell 2000 Growth In IDX              464287648      472     5400 SH       Sole                     5400
iShares Russell 2000 Index Fun IDX              464287655      430     5500 SH       Sole                     5500
iShares S & P 500              IDX              464287200     1218     9651 SH       Sole                     9651
iShares S&P 500 Growth         IDX              464287309      315     4800 SH       Sole                     4800
ishares MSCI EAFE Index        IDX              464287465      212     3635 SH       Sole                     3635
ishares Russell 1000 Growth In IDX              464287614     3631    63416 SH       Sole                    63416
ishares Russell Mid Cap Growth IDX              464287481      435     7680 SH       Sole                     7680
ishares S&P 1500               IDX              464287150      302     5275 SH       Sole                     5275

Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 58

Form 13F Information Tablle Value Total: $80,902

List of Other Included Managers:
No.		13F File Number		Name

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